Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 15,081	$ 10,872
Accounts receivable:
Trade, net	3,231	1,994
Other	503	399
Total current assets	18,815	13,265
Non-current assets:
Long-term deposits	121	104
Other non-current assets	85	145
Property and equipment, net	130	88
Right-of-use assets	498	779
Deferred tax assets	422	181
Debt investments at fair value through OCI	9,256
Debt investments at fair value through profit or loss	555
Intangible assets, net	811	1,386
Goodwill	4,118	4,118
Total non current assets	15,996	6,801
Total assets	34,811	20,066
Current liabilities:
Trade	251	369
Other	4,484	2,439
Current maturities of long-term loans	938	290
Contract liabilities	1,987	1,983
Derivative financial instruments	148	109
Short-term lease liabilities	359	370
Total current liabilities	8,167	5,560
Non-current liabilities:
Long-term lease liabilities	261	523
Long-term loans, net of current maturities	32	802
Total non current liabilities	293	1,325
Total liabilities	8,460	6,885
Equity:
Ordinary shares
Share premium	111,892	100,576
Other equity reserves	11,012	14,938
Accumulated deficit	(96,553)	(102,333)
Total equity	26,351	13,181
Total liabilities and equity	$ 34,811	$ 20,066